Earnings per share - Summary of Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	0	2,244,505	0	917,036
Average exercise price		$ 130.78		$ 131.64